Details of Significant Accounts - Share-based payment, sponsor earnout - Narrative (Details) - Sponsor Earnout Shares $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share-based payment arrangements
Maximum number of class A ordinary shares issuable (in shares) | shares	1,175,624
Expenses recorded | $	$ 8,849
If daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50
Share-based payment arrangements
Percentage of sponsor earnout promote shares issuable	50.00%
Threshold trading days over which the daily volume-weighted average price of the perfect class A ordinary shares is considered	20 days
Daily volume-weighted average price of the perfect class A ordinary shares considered (in USD per share)	$ 11.50
If daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $13.00
Share-based payment arrangements
Percentage of sponsor earnout promote shares issuable	50.00%
Threshold trading days over which the daily volume-weighted average price of the perfect class A ordinary shares is considered	20 days
Daily volume-weighted average price of the perfect class A ordinary shares considered (in USD per share)	$ 13.00